Cover	May 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2021
Entity File Number	001-32316
Entity Registrant Name	B&G Foods, Inc.
Entity Central Index Key	0001278027
Entity Tax Identification Number	13-3918742
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Gatehall Drive
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	401-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false